Short-term borrowings (Details) - USD ($) $ in Thousands		12 Months Ended
	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Short-term borrowings (Details) [Line Items]
Weighted average interest rate		3.67%	4.86%
Finance lease (in Dollars)	$ 194
Interest rate	5.60%
Minimum [Member]
Short-term borrowings (Details) [Line Items]
Bear interest rate		5.22%	4.00%
Maximum [Member]
Short-term borrowings (Details) [Line Items]
Bear interest rate		5.55%	1.60%